Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 25, 2024
Document Effective Date	Jan. 31, 2024
Prospectus Date	Jan. 31, 2024
FPA New Income Fund | FPA New Income Fund
Prospectus:
Trading Symbol	FPNIX